Net Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) Loss
Net other operating income includes the following:

Year ended Dec. 31	2024	2023	2022
Alberta Off-Coal Agreements	(40)	(40)	(40)
Liquidated damages recoverable	(10)	(6)	(12)
Other	(9)	(1)	(6)
Net other operating income	(59)	(47)	(58)